Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We provide the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. Our long-standing practice has been to grant long-term incentive equity awards on a predetermined schedule. At the final meeting of the annual compensation cycle, the Human Capital Management Committee reviews and approves the value and amount of the equity compensation to be awarded (inclusive of RSUs and stock options) to executive officers with the grant of approved equity awards typically occurring on the day of approval.

The Human Capital Management Committee did not take material nonpublic information into account when determining the timing and terms of long-term incentive equity awards in 2024 and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted typically in the first quarter of the new fiscal year to incentivize our executives to deliver on the Company’s strategic objectives for the new fiscal year.

Award Timing Method
We provide the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. Our long-standing practice has been to grant long-term incentive equity awards on a predetermined schedule. At the final meeting of the annual compensation cycle, the Human Capital Management Committee reviews and approves the value and amount of the equity compensation to be awarded (inclusive of RSUs and stock options) to executive officers with the grant of approved equity awards typically occurring on the day of approval.

The Human Capital Management Committee did not take material nonpublic information into account when determining the timing and terms of long-term incentive equity awards in 2024 and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted typically in the first quarter of the new fiscal year to incentivize our executives to deliver on the Company’s strategic objectives for the new fiscal year.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Human Capital Management Committee did not take material nonpublic information into account when determining the timing and terms of long-term incentive equity awards in 2024 and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted typically in the first quarter of the new fiscal year to incentivize our executives to deliver on the Company’s strategic objectives for the new fiscal year.

MNPI Disclosure Timed for Compensation Value	false